CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 43,623,588	$ 45,284,308
Accounts receivable, net	16,161,652	42,005,638
Inventories	21,818,999	33,263,094
Prepayments and other current assets	5,522,853	9,200,238
Loan receivable	0	646,000
Total current assets	87,127,092	130,399,278
Property and equipment, net	114,522	966,509
Intangible assets, net	103,197	565,106
Operating lease right-of-use assets	1,203,219	2,434,221
Deferred tax assets	3,919,468	829,389
Long-term investment	4,197	5,904,000
Other non-current assets	1,082,741	1,529,406
Total assets	93,554,436	142,627,909
LIABILITIES AND SHAREHOLDERS' EQUITY
Short term borrowings	10,320,644	16,942,751
Accounts payable	35,851,079	24,190,898
Amounts due to related parties	8,535,164	9,400,708
Operating lease liabilities, current	402,462	411,557
Advances from customers	964,797	730,630
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs and VIE's subsidiary without recourse to the Group of US$4,604 and US$5,280 as of December 31, 2020 and 2021, respectively)	772,092	821,044
Tax payables (including tax payables of the consolidated VIEs and VIE's subsidiary without recourse to the Group of US$ 250 and US$0 as of December 31, 2020 and 2021, respectively)	3,187,759	3,574,217
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiary without recourse to the Group of US$ 122,915 and US$223,106 as of December 31, 2020 and 2021, respectively)	3,857,671	5,038,861
Total current liabilities	63,891,668	61,110,666
Deferred tax liabilities	5,052	24,684
Operating lease liabilities, non-current	771,090	1,938,885
Total liabilities	64,667,810	63,074,235
Commitments and contingencies (Note 29)
Shareholders' equity:
Additional paid-in capital	118,947,530	108,369,688
Accumulated other comprehensive (loss)/income	(1,522,824)	4,037,628
Accumulated deficit	(88,510,247)	(32,855,049)
Total ECMOHO Limited shareholders' equity	28,916,388	79,553,674
Non-controlling interests	(29,762)
Total shareholders' equity	28,886,626	79,553,674
Total liabilities and shareholders' equity	93,554,436	142,627,909
Class A Ordinary Shares
Shareholders' equity:
Ordinary Shares	1,335	693
Class B Ordinary Shares
Shareholders' equity:
Ordinary Shares	$ 594	$ 714